Shareholder Report, Holdings (Details) - C000236197	Nov. 30, 2025
U.S. Treasury Inflation Indexed Bonds8959894
Holdings [Line Items]
Percent of Total Investments	6.20%
U.S. Treasury Inflation Indexed Bonds8959939
Holdings [Line Items]
Percent of Total Investments	5.20%
U.S. Treasury Inflation Indexed Bonds8959886
Holdings [Line Items]
Percent of Total Investments	5.10%
U.S. Treasury Inflation Indexed Bonds8959881
Holdings [Line Items]
Percent of Total Investments	4.70%
U.S. Treasury Inflation Indexed Bonds8959875
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Treasury Inflation Indexed Bonds8959884
Holdings [Line Items]
Percent of Total Investments	4.20%
U.S. Treasury Inflation Indexed Bonds8959941
Holdings [Line Items]
Percent of Total Investments	3.90%
U.S. Treasury Inflation Indexed Bonds8959946
Holdings [Line Items]
Percent of Total Investments	3.60%
U.S. Treasury Inflation Indexed Bonds8959879
Holdings [Line Items]
Percent of Total Investments	3.60%
U.S. Treasury Inflation Indexed Bonds8959936
Holdings [Line Items]
Percent of Total Investments	3.60%
Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.90%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	93.40%